Property and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Leasehold improvements	¥ 81,000
Depreciation of property and equipment	¥ 11,456	¥ 10,070	¥ 8,317